INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets with determined useful life
Beginning balance	R$ 7,173,183	R$ 8,014,740
Additions	104,931	90,499
Fair value adjustment MMC Brasil	189,655
Write-offs	(2)	(51)
Amortization	(990,432)	(966,796)
Transfers and others	79,674	34,791
Ending balance	R$ 6,557,009	R$ 7,173,183